Stock-Based Compensation - Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Shares subject to option
Beginning Balance at Dec. 31, 2012 (shares)	82,359,866
Granted (shares)	0
Exercised (shares)	(11,135,754)
Canceled/Expired (shares)	(5,427,790)
Ending Balance at Dec. 31, 2013 (shares)	65,796,322
Vested and expected to vest (shares)	65,605,396
Exercisable (shares)	52,130,325
Weighted-average exercise price
Beginning Balance at Dec. 31, 2012 (usd per share)	$ 31.39
Granted (usd per share)	$ 0.00
Exercised (usd per share)	$ 23.68
Canceled/Expired (usd per share)	$ (41.16)
Beginning Balance at Dec. 31, 2013 (usd per share)	$ 32.30
Vested and expected to vest (usd per share)	$ 32.33
Exercisable (usd per share)	$ 34.00
Weighted-average remaining contractual term (in years)
Balance at Dec. 31, 2012	5 years 4 months 24 days
Balance at Dec. 31, 2013	4 years 10 months 8 days
Vested and expected to vest at Dec. 31, 2013	4 years 10 months 8 days
Exercisable at Dec. 31, 2013	4 years 2 months 4 days